Pay vs Performance Disclosure	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Core FFO per Share (3)
Year					Company Total Stockholder Return (1)	Peer Group Total Stockholder Return (1) (2)
2022	$4,955,360	$2,584,246	$1,797,158	$1,113,748	$66.54	$55.95	$163,958	$3.90
2021	$4,082,600	$4,686,212	$1,536,521	$1,741,687	$100.18	$89.75	$323,310	$3.77
2020	$3,324,467	$2,662,196	$1,287,325	$974,748	$85.18	$75.71	$357,914	$3.61

Company Selected Measure Name		Core FFO per Share
Peer Group Issuers, Footnote [Text Block]		For 2022, our peer group consisted of Brandywine Realty Trust, City Office REIT, Inc., Corporate Office Properties Trust, Cousins Properties Incorporated, Hudson Pacific Properties, Inc., Kilroy Realty Corporation and Piedmont Office Realty Trust, Inc. For 2020 and 2021, our peer group consisted of Brandywine Realty Trust, Inc., Columbia Property Trust, Corporate Office Properties Trust, Cousins Properties Incorporated, Hudson Pacific Properties, Inc., Kilroy Realty Corporation, Mack-Cali Realty Corporation (now known as Veris Residential, Inc.) and Piedmont Office Realty Trust, Inc. The returns of each REIT have been weighted based on each company's stock market capitalization as of December 31, 2019.
PEO Total Compensation Amount		$ 4,955,360	$ 4,082,600	$ 3,324,467
PEO Actually Paid Compensation Amount		2,584,246	4,686,212	2,662,196
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the information set forth in the "Compensation Actually Paid" columns in the table above to the "Summary Compensation Table Total" columns:

	Year	Summary Compensation Table Total	(-) Stock Awards from Summary Compensation Table	(+) Fair value as of End of Year of All Awards Granted During the Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the End of the Year (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the Vesting Date (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Were Scheduled to Vest During the Year	Compensation Actually Paid
Theodore J. Klinck	2022	$4,955,360	($2,596,634)	$1,671,087	($1,404,870)	($40,697)	$2,584,246
	2021	$4,082,600	($1,892,549)	$2,224,453	$273,871	($2,163)	$4,686,212
	2020	$3,324,467	($1,669,699)	$1,538,355	($409,653)	($121,274)	$2,662,196
Non-CEO NEO Average	2022	$1,797,158	($776,761)	$499,876	($390,020)	($16,505)	$1,113,748
	2021	$1,536,521	($587,527)	$685,882	$107,871	($1,060)	$1,741,687
	2020	$1,287,325	($519,584)	$471,862	($207,675)	($57,180)	$974,748

Non-PEO NEO Average Total Compensation Amount		1,797,158	1,536,521	1,287,325
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,113,748	1,741,687	974,748
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the information set forth in the "Compensation Actually Paid" columns in the table above to the "Summary Compensation Table Total" columns:

	Year	Summary Compensation Table Total	(-) Stock Awards from Summary Compensation Table	(+) Fair value as of End of Year of All Awards Granted During the Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the End of the Year (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Are Outstanding and Unvested as of the End of the Year	(+/-) Change as of the Vesting Date (From the End of the Prior Year) in Fair Value of Any Awards Granted in Any Prior Year That Were Scheduled to Vest During the Year	Compensation Actually Paid
Theodore J. Klinck	2022	$4,955,360	($2,596,634)	$1,671,087	($1,404,870)	($40,697)	$2,584,246
	2021	$4,082,600	($1,892,549)	$2,224,453	$273,871	($2,163)	$4,686,212
	2020	$3,324,467	($1,669,699)	$1,538,355	($409,653)	($121,274)	$2,662,196
Non-CEO NEO Average	2022	$1,797,158	($776,761)	$499,876	($390,020)	($16,505)	$1,113,748
	2021	$1,536,521	($587,527)	$685,882	$107,871	($1,060)	$1,741,687
	2020	$1,287,325	($519,584)	$471,862	($207,675)	($57,180)	$974,748

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The compensation and governance committee considers the following to be the most important financial performance measures used to link compensation actually paid to company performance during the last fiscal year:
•Our company’s absolute total stockholder return;
•Our company’s total stockholder return relative to the total return of our peer group;
•Core FFO per share;
•Adjusted FFO per share;
•Net operating income (on a market-by-market basis, inclusive of other income, general and administrative expense and a capital charge/credit applied to net operating income derived from investment activity and excluding unusual charges or credits); and
•Average occupancy (on a market-by-market basis).

Total Shareholder Return Amount		$ 66.54	100.18	85.18
Peer Group Total Shareholder Return Amount		55.95	89.75	75.71
Net Income (Loss)		$ 163,958,000	$ 323,310,000	$ 357,914,000
Company Selected Measure Amount		3.90	3.77	3.61
PEO Name		Theodore J. Klinck
Additional 402(v) Disclosure [Text Block]		The total stockholder return information assumes an investment on December 31, 2019 and further assumes the reinvestment of dividends. Total stockholder return performance is not necessarily indicative of future results.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		absolute total stockholder return
Non-GAAP Measure Description [Text Block]		"Core FFO per Share" is defined as FFO per share excluding land sale gains, net of impairments, and debt extinguishment charges.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		total stockholder return relative to the total return of our peer group
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Core FFO per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted FFO per share;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Net operating income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Average occupancy
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,596,634)	$ (1,892,549)	$ (1,669,699)
PEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,671,087	2,224,453	1,538,355
PEO [Member] | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,404,870)	273,871	(409,653)
PEO [Member] | Equity Awards Granted During the Prior Year, Expected to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(40,697)	(2,163)	(121,274)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(776,761)	(587,527)	(519,584)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		499,876	685,882	471,862
Non-PEO NEO [Member] | Equity Awards Granted During the Prior Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(390,020)	107,871	(207,675)
Non-PEO NEO [Member] | Equity Awards Granted During the Prior Year, Expected to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (16,505)	$ (1,060)	$ (57,180)